Deposits	9 Months Ended
Jul. 31, 2021
Deposits
Deposits

NOTE 11: DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts. Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at July 31, 2021, was $275 billion (October 31, 2020 – $287 billion).

Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			July 31 2021	October 31 2020
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$22,427	$552,131	$51,980	$291,917	$334,621	$–	$626,538	$625,200
Banks[2]	14,102	208	11,328	19,421	21	6,196	25,638	28,969
Business and government[3]	133,641	213,104	119,760	312,562	149,621	4,322	466,505	481,164
	170,170	765,443	183,068	623,900	484,263	10,518	1,118,681	1,135,333
Trading[2]	–	–	29,445	14,219	3,009	12,217	29,445	19,177
Designated at fair value through profit or loss[2,4]	–	–	92,328	48,355	31,303	12,670	92,328	59,626
Total	$170,170	$765,443	$304,841	$686,474	$518,575	$35,405	$1,240,454	$1,214,136
Non-interest-bearing deposits included above
In domestic offices							$67,849	$55,920
In foreign offices							82,849	76,099
Interest-bearing deposits included above
In domestic offices							618,625	604,625
In foreign offices							471,123	472,913
U.S. federal funds deposited[2]							8	4,579
Total[3,5]							$1,240,454	$1,214,136

[1]

Includes $36.8 billion (October 31, 2020 – $27.6 billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	Includes $29.6 billion relating to covered bondholders (October 31, 2020 – $40.5 billion) and $0.5 billion (October 31, 2020 – $1.2 billion) due to TD Capital Trust lV – Series 2.
[4]

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $27 million (October 31, 2020 – $39 million) of loan commitments and financial guarantees designated at FVTPL.

[5]	Includes deposits of $700 billion (October 31, 2020 – $708 billion) denominated in U.S. dollars and $49 billion (October 31, 2020 – $44 billion) denominated in other foreign currencies.

Redemption of TD Capital Trust IV Notes – Series 3

On June 30, 2021, TD Capital Trust IV redeemed all of the outstanding $750 million TD Capital Trust IV Notes – Series 3. The proceeds from the issuance of TD Capital Trust IV Notes – Series 3 were invested in Bank deposit notes which were redeemed on June 30, 2021.